History and activity of the Company - Summary of Subsidiaries Over Which Control is Exercised, Directly and Indirectly (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
BBB Foods Limited Partnership
History and activity of the company [line items]
Percentage of ownership	100.00%	100.00%
Country	Scotland
Functional currency	Mexican peso
Main activity	Intermediate parent
Lothian Shelf Limited
History and activity of the company [line items]
Percentage of ownership	100.00%	100.00%
Country	Scotland
Functional currency	Mexican peso
Main activity	Holding Company
Tiendas Tres B, S.A. de C.V.
History and activity of the company [line items]
Percentage of ownership	100.00%	100.00%
Country	Mexico
Functional currency	Mexican peso
Main activity	Operating company
Tiendas BBB, S.A. de C.V.
History and activity of the company [line items]
Percentage of ownership	100.00%	100.00%
Country	Mexico
Functional currency	Mexican peso
Main activity	Owner of some trademarks
Desarrolladora Tres B, S.A. de C.V.
History and activity of the company [line items]
Percentage of ownership	100.00%	100.00%
Country	Mexico
Functional currency	Mexican peso
Main activity	Owner of a piece of land